Finance Lease Receivable	6 Months Ended
Sep. 30, 2024
Disclosure of Finance Lease Receivables [Abstract]
Finance Lease Receivable [Text Block]

5.      Finance Lease Receivable

Greenpower's wholly owned subsidiaries San Joaquin Valley Equipment Leasing Inc. and 0939181 BC Ltd. lease vehicles to several customers, and as at September 30, 2024, the Company had a total of 3 (March 31, 2024 - 8) vehicles on lease that were determined to be finance leases and the Company had a total of 3 (March 31, 2024 - 4) vehicles on lease that were determined to be operating leases. Between March 31, 2024 and June 30, 2024, 5 vehicles previously under finance lease and 1 vehicle previously on operating lease were repossessed, and the finance leases were de-recognized, and the vehicles were transferred to inventory.

As at September 30, 2024, the remaining payments to be received on Finance Lease Receivables are as follows:

30-Sep-24
Year 1	$54,841
Year 2	67,480
Year 3	37,200
Year 4	37,200
Year 5	9,302
less: amount representing interest income	(43,078)
Finance Lease Receivable	$162,945
Current Portion of Finance Lease Receivable	$47,227
Long Term Portion of Finance Lease Receivable	$115,718